Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2022
Pensions and other post-employment benefits
Pensions and other post-employment benefits

20. Pensions and other post-employment benefits

For defined benefit retirement plans, the difference between the fair value of the plan assets and the present value of the plan liabilities is recognised as an asset or a liability on the consolidated balance sheet. Defined benefit plan liabilities are assessed using the projected unit funding method and applying the principal actuarial assumptions at the reporting period date consistent with the advice of qualified actuaries. Pension scheme assets are measured at fair value at the balance sheet date.

The amount charged to operating costs in the income statement is the cost of accruing pension benefits promised to employees over the year, plus the costs of individual events such as past service benefit changes, settlements and curtailments (such events are recognised immediately in the income statement).

Remeasurements of the net defined benefit liability (or asset) comprise actuarial gains and losses and the return on plan assets excluding amounts included in net interest. Actuarial gains and losses are taken to the consolidated statement of comprehensive income. Actuarial gains and losses comprise both the effects of changes in actuarial assumptions and experience adjustments arising from differences between the previous actuarial assumptions and what has actually occurred. The return on plan assets, in excess of interest income, and costs incurred for the management of plan assets are also taken to other comprehensive income.

The costs of other post-employment liabilities are calculated in a similar way to defined benefit pension schemes and spread over the period during which benefit is expected to be derived from the employees’ services. Future cash flows are discounted at rates reflecting the yields of high-quality corporate bonds.

The Group’s contributions to defined contribution plans are charged to the income statement as incurred.

Description of the schemes

The Group operates pension arrangements which cover the Group’s material obligations to provide pensions to retired employees. These arrangements have been developed in accordance with local practices in the countries concerned. Pension benefits can be provided by state schemes, by defined contribution schemes, whereby retirement benefits are determined by the value of funds arising from contributions paid in respect of each employee, or by defined benefit schemes, whereby retirement benefits are based on employee pensionable remuneration and length of service. In certain countries pension benefits are provided on an unfunded basis, some administered by trustee companies. Formal, independent, actuarial valuations of the Group’s main plans are undertaken regularly, normally at least every three years.

Discount rates are derived from AA rated corporate bond yields except in countries where there is no deep market in corporate bonds where government bond yields are used. Discount rates are selected to reflect the term of the expected benefit payments. Projected inflation rate and pension increases are long-term predictions based on the yield gap between long-term index-linked and fixed interest gilts.

For the years ended 31 December 2021 and 2020, GSK operated certain pension schemes in which the Group’s UK and US employees participated. These schemes included defined benefit arrangements where the assets were held independently of the Group’s finances and which were funded partly by contributions from members and partly by contributions from GSK at rates advised by independent professionally qualified actuaries.

Before the demerger from GSK in July 2022, it was announced that GSK’s UK defined benefit plans and US cash balance pension plans were closed to future accruals and GSK would continue to maintain the plans only for existing participants. GSK charged the Group a management fee relating to the pension arrangements for the Group’s UK and US employees calculated as if the arrangements were on a defined contribution basis. The costs of such defined contribution arrangements were not included with the pension charge.

Following the demerger from GSK, the Group operates its own defined contribution pension schemes for the Group’s UK and US employees.

In addition, there are a number of post-retirement healthcare schemes, the principal one of which is in the US.

Assumptions

The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

	2022 %pa	2021 %pa
Germany
Rate of increase of future earnings	3.0	3.0
Discount rate	3.7	1.1
Expected pension increases	2.5	2.1
Inflation rate	2.5	2.1
Switzerland
Rate of increase of future earnings	2.0	1.8
Discount rate	2.2	0.2
Expected pension increases	–	–
Inflation rate	1.3	1.0
Ireland
Rate of increase of future earnings	2.0	2.0
Discount rate	3.6	1.3
Expected pension increases	3.0	3.0
Inflation rate	2.4	2.1
Rest of World
Rate of increase of future earnings	N/A	N/A
Discount rate	5.4	2.7
Expected pension increases	N/A	N/A
Inflation rate	2.5	2.3

The average life expectancy assumed now for an individual at the age of 60 and projected to apply in the years stated below for an individual then at the age of 60 is as follows:

As at 31 December 2022

	Germany		Switzerland		Ireland		Rest of World
Years	Male	Female	Male	Female	Male	Female	Male	Female
Current	25.7	29.4	26.5	28.4	26.8	29.5	27.3	28.6
Projected for 2042	28.7	31.7	28.4	30.1	29.4	31.7	28.8	30.1

As at 31 December 2021

	Germany		Switzerland		Ireland		Rest of World
Years	Male	Female	Male	Female	Male	Female	Male	Female
Current	25.4	29.2	26.6	28.5	26.7	29.3	27.2	28.5
Projected for 2041	28.4	31.5	28.4	30.2	29.2	31.5	28.7	30.0

Income statement

	2022 £m	2021 £m	2020 £m
German pension schemes	5	4	3
Swiss pension schemes	9	5	7
Irish pension schemes	5	6	4
Other overseas pensions schemes	24	5	7
Unfunded post-retirement healthcare schemes	9	10	9
Total	52	30	30
Analysed as:
Defined benefit schemes	27	22	26
Defined contribution pensions schemes	25	8	4

The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:

	Net pensions total £m	Other post retirement obligations total £m	Total post retirement obligations £m
2022
Cost of sales	12	9	21
Research and development	1	–	1
Selling, general and administration	5	–	5
31 December 2022	18	9	27
2021
Cost of sales	10	10	20
Research and development	–	–	–
Selling, general and administration	2	–	2
31 December 2021	12	10	22
2020
Cost of sales	14	9	23
Research and development	–	–	–
Selling, general and administration	3	–	3
31 December 2020	17	9	26

The amounts recorded in the income statement and statement of comprehensive income in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

	2022			2021			2020
	Pensions £m	Other post- employment benefits £m	Total £m	Pensions £m	Other post- employment benefits £m	Total £m	Pensions £m	Other post- employment benefits £m	Total £m
31 December
Amounts charged to operating profit:
Current service cost	16	7	23	18	8	26	24	6	30
Past service cost/(credit)	1	–	1	(4)	–	(4)	(7)	–	(7)
Gain from settlement	–	–	–	(3)	–	(3)	–	–	–
Net interest cost	1	2	3	1	2	3	–	3	3
Total	18	9	27	12	10	22	17	9	26
Re-measurements recorded in the statement of comprehensive income	(91)	(32)	(123)	(8)	(19)	(27)	5	8	13

Balance sheet

The assets of funded schemes are generally held in separately administered trusts, either as specific assets or as a proportion of a general fund or are insurance contracts. Assets are invested in different classes in order to maintain a balance between risk and return. Investments are diversified to limit the financial effect of the failure of any individual investment.

The pension plans are exposed to risk that arises because the estimated market value of the plans’ assets might decline, the investment returns might reduce, or the estimated value of the plans’ liabilities might increase.

In line with the agreed mix of return seeking assets to generate future returns and liability matching assets to better match future pension obligations, the Group has defined an overall long-term investment strategy for the plans, with investments across a broad range of assets. The main market risks within the asset and hedging portfolio are credit risk, interest rates, long-term inflation, equities and property risk.

The plan liabilities are a series of future cash flows with relatively long duration. On an IAS 19 basis, these cash flows are sensitive to changes in the expected long-term inflation rate and the discount rate (AA corporate bond yield curve) where an increase in long-term inflation corresponds with an increase in the liabilities, and an increase in the discount rate corresponds with a decrease in the liabilities.

The fair values of the assets and liabilities of the German, Swiss and Irish defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

31 December 2022

	Germany £m	Switzerland £m	Ireland £m	Rest of World £m	Total £m
Listed equities	48	81	69	6	204
Property	–	70	–	–	70
Listed bonds	49	80	110	21	260
Insurance contracts	26	46	–	–	72
Other assets	–	8	2	12	22
Fair value of assets	123	285	181	39	628
Asset ceiling restriction	–	(34)	–	–	(34)
Fair value of assets after asset ceiling	123	251	181	39	594
Present value of scheme obligations	(185)	(251)	(163)	(47)	(646)
Recognised on the balance sheet	(62)	–	18	(8)	(52)
Included in post-employment benefit assets	–	–	18	7	25
Included in post-employment benefit obligations	(62)	–	–	(15)	(77)
Total	(62)	–	18	(8)	(52)
Actual loss on plan assets	(19)	(36)	(67)	(3)	(125)

31 December 2021

	Germany £m	Switzerland £m	Ireland £m	Rest of World £m	Total £m
Listed equities	54	98	102	6	260
Property	–	52	–	–	52
Listed bonds	55	89	130	19	293
Insurance contracts	27	55	–	–	82
Other assets	–	6	1	12	19
Fair value of assets	136	300	233	37	706
Asset ceiling restriction	–	(26)	–	–	(26)
Fair value of assets after asset ceiling	136	274	233	37	680
Present value of scheme obligations	(246)	(274)	(254)	(48)	(822)
Recognised on the balance sheet	(110)	–	(21)	(11)	(142)
Included in post-employment benefit assets	–	–	11	–	11
Included in post-employment benefit obligations	(110)	–	(32)	(11)	(153)
Total	(110)	–	(21)	(11)	(142)
Actual return/(loss) on plan assets	15	(14)	(4)	1	(2)

The defined benefit pension obligation is analysed as follows:

	2022 £m	2021 £m
Funded	(633)	(812)
Unfunded	(13)	(10)
Total	(646)	(822)

The movement in the net defined benefit liability is as follows:

	Fair value of assets £m	Present value of obligation £m	Net pensions total £m	Net post retirement obligations £m
At 1 January 2021	663	(845)	(182)	(113)
Exchange adjustments	(34)	48	14	(2)
Service cost	–	(18)	(18)	(8)
Past service cost	–	4	4	–
Interest income/(cost)	4	(5)	(1)	(2)
Settlements and curtailments	(5)	8	3	–
Assets acquired/(liability assumed) from GSK[1]	39	(39)	–	–
Re-measurements:
Return on plan assets, excluding amounts included in interest	(6)	–	(6)	–
Gain from change in demographic assumptions	–	7	7	–
Gain from change in financial assumptions	–	33	33	19
Experience losses	–	(26)	(26)	–
Employers' contributions	30	–	30	–
Scheme participants' contributions	7	(7)	–	–
Benefits paid	(18)	18	–	6
At 31 December 2021	680	(822)	(142)	(100)
Exchange adjustments	45	(56)	(11)	(8)
Service cost	–	(16)	(16)	(7)
Past service cost	–	(1)	(1)	–
Interest income/(cost)	6	(7)	(1)	(2)
Re-measurements:
Return on plan assets, excluding amounts included in interest	(131)	–	(131)	–
Gain from change in financial assumptions	–	235	235	25
Experience (losses)/gains	–	(13)	(13)	7
Employers' contributions	28	–	28	–
Scheme participants' contributions	7	(7)	–	–
Benefits paid	(41)	41	–	1
At 31 December 2022	594	(646)	(52)	(84)

1	There were £39m of assets acquired and £39m of liabilities assumed from GSK during the year ended 31 December 2021 as a result of the separation of the existing GSK Group Pension Fund in Switzerland into two independent schemes, one for GSK and one for the Group. Under local plan rules the GSK Group Scheme could not accept any retired members and therefore these members were included in the Group scheme.

A reconciliation of the net post-employment benefit to the balances recognised on the consolidated balance sheet is as follows:

	2022 £m	2021 £m
Net pension obligations	(52)	(142)
Net post retirement obligations	(84)	(100)
Net post-employment benefit	(136)	(242)
Post-employment benefit assets recognised on the consolidated balance sheet	25	11
Post-employment benefit obligations recognised on the consolidated balance sheet	(161)	(253)
Net post-employment benefit	(136)	(242)

Employer contributions for 2023 are estimated to be approximately £24m in respect of defined benefit pension schemes and £1m in respect of post-retirement medical benefits.

The defined benefit pension and post-retirement obligations analysed by membership category is as follows:

	Pension		Post-retirement obligations
	2022 £m	2021 £m	2022 £m	2021 £m
Active	(389)	(418)	(81)	(97)
Retired	(150)	(237)	(3)	(3)
Deferred	(107)	(167)	–	–
Total	(646)	(822)	(84)	(100)

The approximate effect of changes in assumptions used on the benefit obligations and on the annual defined benefit and post-retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan membership.

Sensitivity analysis

	2022 £m	2021 £m
A 0.25% decrease in discount rate:
Increase in annual pension cost	1.2	0.8
Increase in annual post-retirement benefits cost	0.1	0.1
Increase in pension obligation	21.0	34.8
Increase in post-retirement benefits obligation	1.8	2.9
A 0.25% increase in discount rate:
Decrease in annual pension cost	(1.2)	(0.9)
Decrease in annual post-retirement benefits cost	(0.1)	(0.1)
Decrease in pension obligation	(19.7)	(32.6)
Decrease in post-retirement benefits obligation	(1.7)	(2.8)
A 0.25% increase in inflation:
Increase in annual pension cost	0.2	0.2
Increase in pension obligation	6.4	11.0
A 0.25% decrease in inflation:
Decrease in annual pension cost	(0.2)	(0.2)
Decrease in pension obligation	(6.1)	(10.7)
A one year increase in life expectancy:
Increase in annual pension cost	0.6	0.9
Increase in annual post-retirement benefits cost	–	0.2
Increase in pension obligation	16.2	27.8
Increase in post-retirement benefits obligation	1.0	2.0

The weighted average duration of the defined benefit obligation is as follows:

Years	2022	2021
Pension benefits	15	18
Post-retirement benefits	13	16